ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At June 30, 2024 and 2023, accounts payable and accrued expenses consisted of:

	June 30, 2024	December 31, 2023
Trade creditors	$3,769,924	$4,406,299
Accrued expenses	580,520	514,112
Total	$4,350,444	$4,920,411

NOTE 11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At December 31, 2023 and 2022, accounts payable and accrued expenses consisted of:

	December 31, 2023	December 31, 2022
Trade creditors	$4,406,299	$3,118,757
Accrued expenses	514,112	370,787
Total	$4,920,411	$3,489,544